8. INVESTMENTS (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	R$ 3,411,572	R$ 4,871,162	R$ 7,861,052	R$ 8,686,021
Advances to suppliers	12,514	3,168
Total current assets	11,881,496	12,444,918
Non-current assets
Investments, PP&E and intangible assets	17,964,839	18,135,879	17,826,226
Tota non-current assets	33,328,474	31,708,705
Total assets	45,209,970	44,153,623
Current liabilities
Borrowings and financing	6,526,902	2,117,448
Total current liabilities	10,670,050	5,496,683
Non-current liabilities
Borrowings and financing	22,983,942	28,323,570
Total non-current liabilities	26,251,691	31,272,419
Shareholders' equity	8,288,229	7,384,521	R$ 7,091,288	R$ 5,734,975
Total liabilities and shareholders' equity	45,209,970	44,153,623
Ita Energetica | Joint Operation
Current assets
Cash and cash equivalents	16,231	17,689
Advances to suppliers	22	99
Other current assets	16,447	16,054
Total current assets	32,700	33,842
Non-current assets
Other non-current assets	27,459	29,219
Investments, PP&E and intangible assets	484,406	516,186
Tota non-current assets	511,865	545,405
Total assets	544,565	579,247
Current liabilities
Borrowings and financing	0	0
Other current liabilities	33,666	53,858
Total current liabilities	33,666	53,858
Non-current liabilities
Borrowings and financing	0	0
Other non-current liabilities	3,471	3,020
Total non-current liabilities	3,471	3,020
Shareholders' equity	507,428	522,369
Total liabilities and shareholders' equity	544,565	579,247
Joint Venture | MRS Logistica
Current assets
Cash and cash equivalents	484,978	345,164
Advances to suppliers	14,911	7,452
Other current assets	685,311	406,170
Total current assets	1,185,200	758,786
Non-current assets
Other non-current assets	693,434	598,577
Investments, PP&E and intangible assets	6,277,550	6,215,442
Tota non-current assets	6,970,984	6,814,019
Total assets	8,156,184	7,572,805
Current liabilities
Borrowings and financing	668,947	653,491
Other current liabilities	1,272,365	740,319
Total current liabilities	1,941,312	1,393,810
Non-current liabilities
Borrowings and financing	2,084,422	2,176,357
Other non-current liabilities	575,170	699,830
Total non-current liabilities	2,659,592	2,876,187
Shareholders' equity	3,555,280	3,302,808
Total liabilities and shareholders' equity	8,156,184	7,572,805
Joint Venture | CBSI
Current assets
Cash and cash equivalents	101	2,925
Advances to suppliers	37	951
Other current assets	28,475	19,603
Total current assets	28,613	23,479
Non-current assets
Other non-current assets	974	234
Investments, PP&E and intangible assets	2,423	3,434
Tota non-current assets	3,397	3,668
Total assets	32,010	27,147
Current liabilities
Borrowings and financing	1,411	0
Other current liabilities	25,898	23,034
Total current liabilities	27,309	23,034
Non-current liabilities
Borrowings and financing	0	0
Other non-current liabilities	0	0
Total non-current liabilities	0	0
Shareholders' equity	4,701	4,113
Total liabilities and shareholders' equity	32,010	27,147
Joint Venture | Transnordestina Logistica
Current assets
Cash and cash equivalents	5,763	1,899
Advances to suppliers	0	0
Other current assets	49,494	54,652
Total current assets	55,257	56,551
Non-current assets
Other non-current assets	238,004	261,292
Investments, PP&E and intangible assets	7,927,881	7,407,189
Tota non-current assets	8,165,885	7,668,481
Total assets	8,221,142	7,725,032
Current liabilities
Borrowings and financing	52,691	76,441
Other current liabilities	113,739	134,747
Total current liabilities	166,430	211,188
Non-current liabilities
Borrowings and financing	5,457,768	5,024,404
Other non-current liabilities	434	0
Total non-current liabilities	5,458,202	5,024,404
Shareholders' equity	2,596,510	2,489,440
Total liabilities and shareholders' equity	R$ 8,221,142	R$ 7,725,032